MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
MainStay International Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay International Equity Fund

Supplement dated July 2, 2012 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay International Equity Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

The fifth paragraph under the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) countries located in emerging markets (currently limited to 15% of the Fund’s assets measured at the time of purchase).

Additionally, the Fund has selected the MSCI ACWI ® (All Country World Index) Ex. U.S. as its secondary benchmark. The MSCI ACWI ® Ex. U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

The Average Annual Total Returns table is amended as follows to include information pertaining to the MSCI ACWI ® Ex. U.S.
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI ACWI ® Ex. U.S. (reflects no deductions for fees, expenses, or taxes) MainStay International Equity Fund	MSCI ACWI ® Ex. U.S. (reflects no deductions for fees, expenses, or taxes)	(13.71%)	(2.92%)	6.31%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.